Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Total depreciation and amortization expense	$ 0.4	$ 0.5	$ 0.9	$ 1.1	$ 2.1	$ 1.9